Share Capital and Reserves (Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model) (Details) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.53%	0.60%
Expected option life in years	4.90	4.72
Expected stock price volatility	70.00%	78.00%
Expected dividend rate	0.00%	0.00%